Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share-based Compensation
Share-based compensation expense	$ 3,991,000	$ 7,691,000
Share-based compensation reclassified from liability to additional paid-in capital	1,157,000	751,000
Share-based compensation recorded as liability	143,000		$ 2,406,000
Unrecognized compensation cost	3,439,000
Liability
Share-based Compensation
Share-based compensation expense	431,000	630,000
Additional paid-in capital
Share-based Compensation
Share-based compensation expense	3,560,000	7,061,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	2,607,000	5,491,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	1,275,000	1,811,000
Cost of revenue
Share-based Compensation
Share-based compensation expense	$ 109,000	$ 389,000